Prepaid Deposits and Services (Details) - USD ($)	Aug. 31, 2017	Aug. 31, 2016
Banking and Thrift [Abstract]
Prepaid Services	$ 6,164	$ 72,873
Prepaid Deposits	5,176
Total	$ 11,340	$ 72,873